Annual Fund Operating Expenses - A C I Shares - JPMorgan Hedged Equity Fund	Nov. 01, 2021
Class A
Operating Expenses:
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.34%
Service Fees	0.25%
Remainder of Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.84%
Class C
Operating Expenses:
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	0.75%
Other Expenses	0.33%
Service Fees	0.25%
Remainder of Other Expenses	0.08%
Total Annual Fund Operating Expenses	1.33%
Class I
Operating Expenses:
Management Fees	0.25%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.33%
Service Fees	0.25%
Remainder of Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.58%